Risk Management (Tables)	12 Months Ended
Feb. 28, 2025
Risk Management [Abstract]
Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss	Expected credit losses on financial assets recognized in profit or loss were as follows:
	Year ended February 28/29
Figures in Rand thousands	2025	2024	2023

Expected credit loss provision on trade receivables arising from contracts with customers	114,555	109,422	87,541

Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category

The following table provides information about the expected credit loss rate for trade receivables by ageing category:

Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2025
Since invoicing	6%	229,073	13,546
1 month since invoicing date	12%	82,721	10,302
2 months since invoicing date	23%	38,484	8,998
3 months since invoicing date	55%	322,461	178,060
Total	31%	672,739	210,906

At February 29, 2024
Since invoicing	6%	201,762	12,844
1 month since invoicing date	14%	64,098	8,988
2 months since invoicing date	22%	39,487	8,627
3 months since invoicing date	54%	248,760	134,781
Total	30%	554,107	165,240

Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments	The amounts disclosed in the table are the contractual undiscounted cash flows and includes contractual interest payments.
Figures in Rand thousands	Less than 1 year	2 years	3 years	4 years	>5 years	Total

At February 28, 2025
Term loans	306,556	6,355	6,355	6,289	16,414	341,969
Lease obligations	84,398	69,922	46,061	16,821	788	217,990
Trade and other payables	414,147	-	-	-	-	414,147
Loan from a related party	138	-	-	-	-	138
Bank overdraft	205,299	-	-	-	-	205,299

At February 29, 2024
Term loans	11,313	45,089	-	-	-	56,402
Lease obligations	74,161	63,876	34,842	31,868	15,033	219,780
Trade and other payables	398,153	-	-	-	-	398,153
Loan from a related party	924	-	-	-	-	924
Bank overdraft	23,362	-	-	-	-	23,362

Schedule of Currency Risk

The summarized quantitative data about the Group’s exposure to currency risk of the Group is as follows:

Figures in Rand thousands	USD	EUR	SGD

At February 28, 2025
Trade and other receivables	55,354	34,535	50,212
Cash and cash equivalents	825,778	16,614	16,561
Trade and other payables	(4,334)	(36,366)	(34,472)
	876,798	14,783	32,301

At February 29, 2024
Trade and other receivables	326,060	5,213	1,306
Loan from a related party	127,802	86,824	-
Loans to related parties	(236,878)	-	(20,869)
Cash and cash equivalents	70,015	2,590	1,868
Trade and other payables	(230,793)	(5,318)	(15,639)
	56,206	89,309	(33,334)

Schedule of Measurement Financial Instruments Denominated in a Foreign Currency

A strengthening/weakening of the ZAR against the USD, EUR and SGD, at year-end would have impacted the measurement of financial instruments denominated in a foreign currency, equity and profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant. A factor change of 10% has been applied to the exchange rates.

Figures in Rand thousands	Strengthening of ZAR	Weakening of ZAR

February 28, 2025
USD	(87,680)	87,680
EUR	(1,478)	1,478
SGD	(3,230)	3,230
	(92,388)	92,388

February 29, 2024
USD	(5,621)	5,621
EUR	(8,931)	8,931
SGD	3,333	(3,333)
	(11,219)	11,219

Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant

The following table illustrates the effects on Group’s earnings and equity, all other factors remaining constant. A factor of 1% has been applied to the interest rates:

	As of February 28/29
Figures in Rand thousands	2025	2024

Effect on profit before tax (1% increase)	(5,203)	(479)
Effect on profit before tax (1% decrease)	5,203	479